Additional information about derivatives financial instruments - Embedded derivatives in contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) bbl / mo $ / T R$ / shares EquityInstruments T	Dec. 31, 2018 USD ($) bbl / mo EquityInstruments T	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324.0)	$ (67.0)	$ (240.0)
Embedded derivatives
Derivative financial instruments.
Fair value of assets	2.0	$ 2.0
Value at risk	$ 1.0
Embedded - Nickel forwards - sold
Derivative financial instruments.
Notional volume (in ton) | T	1,497	3,763
Average strike (USD/ton) | $ / T	15,363
Fair value of assets	$ 2.0	$ 2.0
Value at risk	$ 1.0
Embedded - Copper forwards - sold
Derivative financial instruments.
Notional volume (in ton) | T	1,009	2,035
Average strike (USD/ton) | $ / T	5,910
Embedded - Call options - sold
Derivative financial instruments.
Notional volume (volume/month) | bbl / mo	746,667	746,667
Average strike rate per share | $ / T	233
Fair value of liabilities	$ (1.0)	$ (1.0)
Value at risk	$ 1.0
Embedded - Put options - sold
Derivative financial instruments.
Notional (quantity) | EquityInstruments	1,105,070,863	1,105,070,863
Average strike (USD/ton) | R$ / shares	4.00
Fair value of liabilities	$ (69.0)	$ (103.0)
Value at risk	11.0
2020+ | Embedded - Put options - sold
Derivative financial instruments.
Fair value of liabilities	(69.0)
2021 | Embedded - Call options - sold
Derivative financial instruments.
Fair value of liabilities	(0.3)
2020 | Embedded derivatives
Derivative financial instruments.
Fair value of liabilities	2.0
2020 | Embedded - Nickel forwards - sold
Derivative financial instruments.
Fair value of liabilities	2.0
2020 | Embedded - Call options - sold
Derivative financial instruments.
Fair value of liabilities	$ (0.4)